Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Material income and expense [abstract]
Impairment losses of fixed assets		$ 984	$ 1,899	$ 1,145
Impairment losses of goodwill		1,920	$ 0	$ 0
Income tax penalty imposed	$ 25	$ 491